FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Level 1 of fair value hierarchy [member] | Estimated fair value | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Total liabilities	$ 0
Total liabilities	14,135	$ 13,246
Carrying amount
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	747	771
Financial liabilities	6,326	6,038
Carrying amount | Debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial liabilities	5,807	5,738
Carrying amount | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial liabilities	0	3
Carrying amount | Other liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial liabilities	519	297
Carrying amount | Other assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	524	559
Carrying amount | Other investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	221	209
Carrying amount | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	2	3
Estimated fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	747	771
Financial liabilities	7,444	6,483
Estimated fair value | Debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial liabilities	6,925	6,183
Estimated fair value | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Total liabilities	(2)
Financial liabilities	0	3
Estimated fair value | Other liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial liabilities	519	297
Estimated fair value | Other assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	524	559
Estimated fair value | Other investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	221	209
Estimated fair value | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	$ 2	$ 3